Guarantees and Contingent Liabilities - Summary of Other Guarantees and Contingent Liabilities (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Carrying Amount	$ 57
Maximum Potential Future Payments	9,605
Third Party Borrowing Arrangements [Member]
Guarantor Obligations [Line Items]
Maximum Potential Future Payments	3
Securities Lending Indemnifications [Member]
Guarantor Obligations [Line Items]
Collateral Held	9,074
Maximum Potential Future Payments	8,807
Asset Sales [Member]
Guarantor Obligations [Line Items]
Collateral Held	0
Carrying Amount	84
Maximum Potential Future Payments	7,229
Merchant Processing [Member]
Guarantor Obligations [Line Items]
Collateral Held	777
Carrying Amount	140
Maximum Potential Future Payments	120,417
Tender Option Bond Program Guarantee [Member]
Guarantor Obligations [Line Items]
Collateral Held	1,725
Maximum Potential Future Payments	1,488
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Carrying Amount	21
Maximum Potential Future Payments	$ 1,398